Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet
The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2023 and 2022.

PARENT COMPANY BALANCE SHEETS

	As of December 31, 2023	As of December 31, 2022
	As Restated	As Restated
ASSETS
OTHER ASSETS
Investment in subsidiary	$15,828,953	$14,858,115

Total assets	15,828,953	14,858,115

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 10,440,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1,044	1,044
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 4,560,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	456	456
Additional paid-in capital	332,574	332,574
Retained earnings	15,530,562	14,682,363
Statutory reserves	248,761	240,424
Accumulated other comprehensive loss	(284,444)	(398,746)
Total shareholders’ equity	15,828,953	14,858,115

Total liabilities and shareholders’ equity	$15,828,953	$14,858,115

Schedule of condensed statement of comprehensive income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
OTHER INCOME (EXPENSE)
Equity income of subsidiaries	$856,536	$2,851,467	$4,297,846
Total other income, net	856,536	2,851,467	4,297,846

NET INCOME	856,536	2,851,467	4,297,846
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	114,302	(430,893)	172,496
COMPREHENSIVE INCOME	$970,838	$2,420,574	$4,470,342

Schedule of condensed cash flow statement
PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2023	2022	2021
	As Restated	As Restated	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$856,536	$2,851,467	$4,297,846
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries	(856,536)	(2,851,467)	(4,297,846)
Net cash used in operating activities	-	-	-

CHANGES IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	$-	$-	$-